Quarterly Holdings Report
for
Fidelity Advisor® Equity Value Fund
February 29, 2024
AEV-NPRT1-0424
1.797934.120
Common Stocks - 96.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.5%
Entertainment - 2.4%
The Walt Disney Co.	45,456	5,071,980
Media - 3.1%
Comcast Corp. Class A	150,023	6,428,486
TOTAL COMMUNICATION SERVICES		11,500,466
CONSUMER DISCRETIONARY - 3.0%
Diversified Consumer Services - 2.1%
H&R Block, Inc.	88,832	4,348,326
Specialty Retail - 0.9%
Ross Stores, Inc.	13,693	2,039,709
TOTAL CONSUMER DISCRETIONARY		6,388,035
CONSUMER STAPLES - 12.7%
Beverages - 3.3%
Coca-Cola European Partners PLC	23,573	1,617,815
Diageo PLC	37,800	1,413,317
Keurig Dr. Pepper, Inc.	47,321	1,415,371
The Coca-Cola Co.	40,652	2,439,933
		6,886,436
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	16,998	1,241,534
U.S. Foods Holding Corp. (a)	40,354	2,049,580
		3,291,114
Food Products - 3.1%
Lamb Weston Holdings, Inc.	13,294	1,358,780
Mondelez International, Inc.	51,773	3,783,053
Tyson Foods, Inc. Class A	23,780	1,289,827
		6,431,660
Household Products - 2.0%
Procter & Gamble Co.	19,230	3,056,416
The Clorox Co.	8,076	1,238,132
		4,294,548
Personal Care Products - 2.7%
Haleon PLC	340,613	1,428,951
Kenvue, Inc.	168,930	3,209,670
Unilever PLC sponsored ADR	23,156	1,133,949
		5,772,570
TOTAL CONSUMER STAPLES		26,676,328
ENERGY - 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Antero Resources Corp. (a)	40,321	1,036,250
ConocoPhillips Co.	2,186	246,012
Equinor ASA sponsored ADR	44,189	1,087,933
Exxon Mobil Corp.	81,188	8,485,770
Occidental Petroleum Corp.	23,269	1,410,334
Ovintiv, Inc.	26,821	1,325,226
Parex Resources, Inc.	88,132	1,422,165
Shell PLC ADR	26,251	1,649,350
		16,663,040
FINANCIALS - 24.1%
Banks - 10.3%
Bank of America Corp.	148,021	5,109,685
Cullen/Frost Bankers, Inc.	4,143	449,557
JPMorgan Chase & Co.	39,954	7,433,841
M&T Bank Corp.	8,854	1,237,258
PNC Financial Services Group, Inc.	13,033	1,918,458
U.S. Bancorp	26,471	1,110,723
Wells Fargo & Co.	78,547	4,366,428
		21,625,950
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	8,385	1,310,659
BlackRock, Inc. Class A	4,610	3,740,277
Northern Trust Corp.	13,458	1,105,306
		6,156,242
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (a)	21,635	8,857,366
Insurance - 6.6%
Chubb Ltd.	23,246	5,850,321
The Travelers Companies, Inc.	25,389	5,609,953
Willis Towers Watson PLC	8,939	2,436,861
		13,897,135
TOTAL FINANCIALS		50,536,693
HEALTH CARE - 16.7%
Health Care Providers & Services - 9.9%
Centene Corp. (a)	66,325	5,201,870
Cigna Group	18,209	6,120,773
CVS Health Corp.	43,357	3,224,460
Elevance Health, Inc.	5,572	2,792,965
UnitedHealth Group, Inc.	6,823	3,367,833
		20,707,901
Pharmaceuticals - 6.8%
AstraZeneca PLC sponsored ADR	50,658	3,250,217
Bristol-Myers Squibb Co.	70,671	3,586,553
Johnson & Johnson	21,899	3,534,061
Roche Holding AG (participation certificate)	6,037	1,578,442
Sanofi SA sponsored ADR	50,256	2,404,750
		14,354,023
TOTAL HEALTH CARE		35,061,924
INDUSTRIALS - 9.0%
Aerospace & Defense - 3.8%
Airbus Group NV	7,305	1,208,679
L3Harris Technologies, Inc.	8,236	1,743,232
Lockheed Martin Corp.	4,165	1,783,620
Northrop Grumman Corp.	6,690	3,084,224
		7,819,755
Air Freight & Logistics - 0.5%
DHL Group	22,706	1,053,039
Electrical Equipment - 0.6%
Eaton Corp. PLC	2,928	846,192
Regal Rexnord Corp.	2,660	456,163
		1,302,355
Industrial Conglomerates - 1.1%
Siemens AG	11,604	2,297,232
Machinery - 2.4%
Deere & Co.	8,435	3,079,197
Oshkosh Corp.	2,690	298,213
Pentair PLC	20,991	1,632,890
		5,010,300
Professional Services - 0.6%
Maximus, Inc.	15,012	1,255,904
TOTAL INDUSTRIALS		18,738,585
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 2.0%
Cisco Systems, Inc.	87,045	4,210,367
IT Services - 2.5%
Amdocs Ltd.	29,045	2,648,904
Capgemini SA	5,560	1,352,436
Cognizant Technology Solutions Corp. Class A	15,022	1,187,038
		5,188,378
Software - 1.5%
Gen Digital, Inc.	101,383	2,178,721
Open Text Corp.	24,400	939,156
		3,117,877
TOTAL INFORMATION TECHNOLOGY		12,516,622
MATERIALS - 2.1%
Chemicals - 1.4%
CF Industries Holdings, Inc.	19,405	1,566,372
Nutrien Ltd.	24,286	1,268,701
		2,835,073
Containers & Packaging - 0.5%
Crown Holdings, Inc.	13,162	1,008,472
Metals & Mining - 0.2%
Newmont Corp.	14,451	451,594
TOTAL MATERIALS		4,295,139
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Crown Castle, Inc.	11,835	1,301,140
UTILITIES - 9.1%
Electric Utilities - 6.1%
Constellation Energy Corp.	19,424	3,271,973
Edison International	35,347	2,404,303
NextEra Energy, Inc.	17,068	941,983
PG&E Corp.	266,362	4,445,582
Southern Co.	25,370	1,706,133
		12,769,974
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	59,806	909,051
Multi-Utilities - 2.5%
Dominion Energy, Inc.	39,803	1,903,777
National Grid PLC	77,333	1,011,904
Sempra	33,831	2,388,469
		5,304,150
TOTAL UTILITIES		18,983,175
TOTAL COMMON STOCKS (Cost $159,395,713)		202,661,147

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co. Ltd. (a) (Cost $2,382,372)	56,047	2,669,275

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $1,681,044)	1,680,708	1,681,044

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $163,459,129)	207,011,466
NET OTHER ASSETS (LIABILITIES) - 1.1%	2,305,892
NET ASSETS - 100.0%	209,317,358

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,706,128	12,321,913	13,346,997	33,530	-	-	1,681,044	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,018,189	1,018,189	10	-	-	-	0.0%
Total	2,706,128	13,340,102	14,365,186	33,540	-	-	1,681,044

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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